Other Comprehensive Income, Accumulated OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulative OCI balances [Abstract]
Balance, beginning of period	$ 190,110	$ 185,712	$ 187,702
Other comprehensive income (loss), after tax	(11,677)	(1,897)	1,505
Balance, end of period	181,875	190,110	185,712
Other Comprehensive Income Textual [Abstract]
Unrealized gain (loss) in AOCI, on available-for-sale debt securities transferred to held-to-maturity debt securities, after tax	3,700	680
AOCI including portion attributable to noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(12,235)	(2,138)	1,397
Amounts reclassified from accumulated other comprehensive income	558	241	108
Other comprehensive income (loss), after tax	(11,677)	(1,897)	1,505
Debt securities [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(10,794)	(2,311)	1,747
Amounts reclassified from accumulated other comprehensive income	294	(64)	(260)
Other comprehensive income (loss), after tax	(10,500)	(2,375)	1,487
Fair value hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	66	61	(24)
Amounts reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), after tax	66	61	(24)
Cash flow hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(1,160)	(9)	8
Amounts reclassified from accumulated other comprehensive income	4	107	165
Other comprehensive income (loss), after tax	(1,156)	98	173
Defined benefit plans adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(106)	150	(384)
Amounts reclassified from accumulated other comprehensive income	260	199	203
Other comprehensive income (loss), after tax	154	349	(181)
Debit valuation adjustments (DVA) [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(6)	0	0
Amounts reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), after tax	(6)	0	0
Foreign currency translation adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(235)	(29)	50
Amounts reclassified from accumulated other comprehensive income	0	(1)	0
Other comprehensive income (loss), after tax	(235)	(30)	50
Total Wells Fargo stockholders' equity [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	(11,679)	(1,896)	1,505
Accumulative other comprehensive income, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(1,702)	194	(1,311)
Other comprehensive income (loss), after tax	(11,679)	(1,896)	1,505
Balance, end of period	(13,381)	(1,702)	194
Debt securities, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	665	3,039	1,552
Balance, end of period	(9,835)	665	3,039
Fair value hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(143)	(204)	(180)
Balance, end of period	(77)	(143)	(204)
Cash flow hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(27)	(125)	(298)
Balance, end of period	(1,183)	(27)	(125)
Defined benefit plans adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(2,055)	(2,404)	(2,223)
Balance, end of period	(1,901)	(2,055)	(2,404)
Debit valuation adjustment (DVA), Attributable to Parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	0	0	0
Balance, end of period	(6)	0	0
Foreign currency translation adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(142)	(112)	(162)
Balance, end of period	(379)	(142)	(112)
Noncontrolling interests [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	2,504	1,032	838
Other comprehensive income (loss), after tax	2	(1)	0
Balance, end of period	1,986	2,504	1,032
Cumulative other comprehensive income, noncontrolling Interests [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	2	(1)	0
Debt securities, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	(1)	0
Fair value hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Cash flow hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Debit valuation adjustment (DVA) [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), after tax	$ 2	$ 0	$ 0